Stockholders' Equity (Details Textual) (Detail) (USD $)	4 Months Ended
	Dec. 31, 2014	Aug. 31, 2014
Class of Stock [Line Items]
Common shares reserved for future issuance pursuant to future option grants	1,113,000
Convertible promissory notes outstanding	$ 2,528,983
Liability associated with shares issued with repurchase rights	12,786
Shares subject to repurchase	9,065,748
Share-based compensation expense related to non-employees	236,618
Restricted Stock [Member]
Class of Stock [Line Items]
Stock awards vesting period	4 years
Share-based compensation expense related to non-employees	236,618
2014 Plan
Class of Stock [Line Items]
Shares reserved for issuance under the plan		11,000,000
Term of options to be granted under the Plan	10 years
Options granted under the plan	0
2014 Plan | Restricted Stock [Member]
Class of Stock [Line Items]
Stock awards vesting period	4 years
2014 Plan | Restricted Stock [Member] | Cliff Vesting period
Class of Stock [Line Items]
Stock awards vesting period	1 year
Convertible Debt Securities [Member]
Class of Stock [Line Items]
Convertible promissory notes outstanding	$ 2,500,000